Note 18 - Salary Deferral Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,575,000	$ 1,660,000
Deferred Compensation Arrangement with Individual, Compensation Expense	789,000	705,000	$ 575,000
Cash Surrender Value of Life Insurance	6,306,000	5,669,000
Life Settlement Contracts, Investment Method, Face Value, Total	16,377,000	15,497,000
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	4,026,000	3,496,000
Cash Surrender Value of Life Insurance	51,701,000	40,536,000
Life Settlement Contracts, Investment Method, Face Value, Total	121,634,000	98,879,000
Flexible Indexed Annuity Contracts Value	$ 24,135,000	$ 23,861,000